SUBSEQUENT EVENTS (Details) - Qufan Cayman and Shenzhen Qufan [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Subsequent Event [Line Items]
Pro forma total revenues	¥ 59,465	$ 9,140	¥ 5,669
Pro forma net income	15,328	2,356	706
Pro forma net income attributable to 500.com Limited	¥ 7,817	$ 1,201	¥ 360